Goodwill and Intangible Assets (Details 3) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Goodwill and Intangible Assets
Aggregate amortization expense	$ 4,522	$ 4,773	$ 13,574	$ 13,321	$ 19,216	$ 7,024	$ 4,800
Estimated annual intangible asset amortization expense
2014					18,045
2015					9,886
2016					6,755
2017					6,419
2018					6,419
Thereafter					20,245
Total					$ 67,769